(23) EQUITY (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Equity Details 1Abstract
Profit for the year - Parent company	R$ 2,058,040
Realization of comprehensive income	25,117
Adjustment of previous period - Adoption IFRS 9	(82,607)
Statutory reserve - concession financial asset - reversal	826,600
Profit base for allocation	2,827,151
Legal reserve	(102,902)
Statutory reserve - working capital improvement	(2,235,465)
Mandatory dividend	(488,785)
Additional dividend	R$ 0